Net Income (Loss) from Financial Assets at Fair Value through Profit or Loss	12 Months Ended
Mar. 31, 2020
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Net Income (Loss) from Financial Assets at Fair Value through Profit or Loss
29	NET INCOME (LOSS) FROM FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS
Net income (loss) from financial assets at fair value through profit or loss for the fiscal years ended March 31, 2020, 2019 and 2018 consisted of the following:

	For the fiscal year ended March 31,
	2020	2019	2018
	(In millions)
Net income (loss) from debt instruments (1)	¥(23,557)	¥53,048	¥(1,775)
Net income from equity instruments	1,618	1,607	1,108

Total net income (loss) from financial assets at fair value through profit or loss	¥(21,939)	¥54,655	¥(667)

(1)	Following the adoption of IFRS 9, net income (loss) from debt instruments includes all gains and losses arising mainly from financial assets which do not meet the conditions for SPPI.